SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounting Policies [Line Items]
Accumulated deficit	$ (677,897)	$ (674,864)	[1]		$ (16,097)
Increase in net income during period from effects of misstatements					$ 4,722	$ 1,277	$ 1,864	$ 486
Capitalized balances related to sales commission	2,440	2,277
Advertising expenses	233	128		$ 263
Warranty expenses	470	49		207
Warranty provisions amount	1,671	1,594
Research and development expenses	1,695	1,386		2,024
Provision for doubtful accounts	1,104	1,933
Bad debt expense (income)	65	(3)		(26)
Severance pay expenses	2,877	2,850		3,162
Contribution costs	545	$ 507		$ 526
Amortization of sales commission	$ 3,028
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share	3,099,144	1,685,386		1,467,849
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years
Short-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	0.60%	0.21%
Long-term Debt [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	6.00%	6.41%

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.